Deconsolidation - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	May 01, 2013	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceed from divestiture of business	$ 4.6
WuXi PRA
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity interest by non-controlling owners in WXCR	49.00%
Investment loss by picking up 51% of WuXiPRA		$ 2.0	$ 1.6